LONG-TERM DEBT - Promissory Notes (Detail) - USD ($)		1 Months Ended
	Dec. 04, 2015	Mar. 31, 2012	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2013	Sep. 30, 2009
Debt Instrument [Line Items]
Accrued interest			$ 12,055,000	$ 8,659,000
Amount outstanding			1,692,206,000
Promissory Notes | 2009 Mohegan Tribe Promissory Note
Debt Instrument [Line Items]
Loan face amount						$ 10,000,000
Note stated interest rate						10.00%
Accrued interest				2,500,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note
Debt Instrument [Line Items]
Loan face amount		$ 20,000,000
Note stated interest rate		10.00%
Accrued interest			1,300,000	416,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note | Subsequent Event
Debt Instrument [Line Items]
Note stated interest rate	12.50%
Quarterly amortization of principal	$ 1,500,000
Repayments of debt	6,000,000
Amount outstanding	$ 10,000,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note | Commencing September 30, 2015 through March 31, 2016
Debt Instrument [Line Items]
Periodic interest payment		$ 800,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note | Commencing December 31, 2012 through March 31, 2014
Debt Instrument [Line Items]
Quarterly amortization of principal		500,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note | Commencing July 1, 2014 and September 30, 2015
Debt Instrument [Line Items]
Quarterly amortization of principal		500,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note | Commencing December 31, 2015 through September 30, 2016
Debt Instrument [Line Items]
Quarterly amortization of principal		1,500,000
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note | Commencing at Maturity
Debt Instrument [Line Items]
Quarterly amortization of principal		$ 10,000,000
Promissory Notes | 2013 Mohegan Tribe Promissory Note
Debt Instrument [Line Items]
Loan face amount					$ 7,400,000
Note stated interest rate					4.00%
Accrued interest			$ 1,000	$ 1,000